Income Tax (Tables)	10 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The Company’s net deferred tax assets (liabilities) as of December 31, 2021 is as follows:

Deferred tax assets:
Start-up costs	$551,466
Net operating loss carryforwards	32,562

Total deferred tax assets	584,028
Valuation allowance	(584,028)

Deferred tax assets, net of allowance	$0

Schedule of Components of Income Tax Expense (Benefit)
The income tax provision for the period from March 1, 2021 (inception) through December 31, 2021 consists of the following:

Federal
Current	$0
Deferred	(584,028)
State
Current	0
Deferred	0
Change in valuation allowance	584,028

Income tax provision	$0

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the federal income tax rate to the Company’s effective tax
rate as of December 31, 2021 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Other	0.0%
Change in valuation allowance	(15.1)%
Business Combination transaction costs	(5.9)%

Income tax provision	0.0%